S000096485 [Member] Investment Objectives and Goals - Baron Technology ETF	Oct. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Technology ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Technology ETF (the “Fund”) is capital appreciation.